Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Settled in option value			$ 233,125	$ 28,500	$ 61,771	$ 376,896
Stock compensation expense	$ 180,562	$ 58,250	$ 443,249	$ 142,500	242,146	525,062
Director [Member]
Settled in option value					37,500
Stock compensation expense					0	37,500
Amounts payable					$ 293,546	$ 293,546